Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 372	$ 126
Accounts receivable, net of allowance for doubtful accounts of $2 and $9 as of December 31, 2012 and 2011, respectively	3,057	680
Accounts receivable from related companies	71	100
Inventories	1,522	328
Exchanges receivable	55	21
Price risk management assets	25	16
Current assets held for sale	184	0
Other current assets	311	184
Total current assets	5,597	1,455
PROPERTY, PLANT AND EQUIPMENT	30,388	16,530
ACCUMULATED DEPRECIATION	(2,104)	(1,971)
PROPERTY, PLANT AND EQUIPMENT, net	28,284	14,559
NON-CURRENT ASSETS HELD FOR SALE	985	0
ADVANCES TO AND INVESTMENTS IN UNCONSOLIDATED AFFILIATES	4,737	1,497
NON-CURRENT RISK MANAGEMENT ASSETS	43	26
GOODWILL	6,434	2,039
INTANGIBLE ASSETS, net	2,291	1,072
OTHER NON-CURRENT ASSETS, net	533	249
Total assets	48,904	20,897
LIABILITIES AND EQUITY
Accounts payable	3,107	512
Accounts payable to related companies	15	33
Exchanges payable	156	18
Price risk management liabilities	115	90
Accrued and other current liabilities	1,754	764
Current maturities of long-term debt	613	424
Current liabilities held for sale	85	0
Total current liabilities	5,845	1,841
Liabilities of Disposal Group, Including Discontinued Operation, Noncurrent	142	0
LONG-TERM DEBT, less current maturities	21,440	10,947
DEFERRED INCOME TAXES	3,566	217
NON-CURRENT PRICE RISK MANAGEMENT LIABILITIES	162	81
PREFERRED UNITS (Note 7)	331	323
OTHER NON-CURRENT LIABILITIES	995	29
COMMITMENTS AND CONTINGENCIES (Note 10)
Temporary Equity, Carrying Amount, Including Portion Attributable to Noncontrolling Interests	73	71
Partners' Capital
General Partner	0	0
Limited Partners:
Common Unitholders (279,955,608 and 222,972,708 units authorized, issued and outstanding as of December 31, 2012 and 2011, respectively)	2,125	52
Accumulated other comprehensive income (loss)	(12)	1
Total partners’ capital	2,113	53
Noncontrolling interest	14,237	7,335
Total equity	16,350	7,388
Total liabilities and equity	$ 48,904	$ 20,897